DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 12.4%
Activision Blizzard, Inc.	5,480	$394,450
Alphabet, Inc., Class A*	2,125	3,046,230
Alphabet, Inc., Class C*	2,120	3,029,310
AT&T, Inc.	51,634	1,593,425
CenturyLink, Inc.(a)	7,261	71,376
Comcast Corp., Class A	32,198	1,275,041
Discovery, Inc., Class A*	1,133	24,643
Discovery, Inc., Class C*	2,373	46,487
Electronic Arts, Inc.*	2,089	256,696
Facebook, Inc., Class A*	17,058	3,839,585
Interpublic Group of Cos., Inc.	2,678	45,821
News Corp., Class A	2,678	32,806
News Corp., Class B	927	11,365
Omnicom Group, Inc.	1,545	84,651
Take-Two Interactive Software, Inc.*	824	112,204
Verizon Communications, Inc.	29,339	1,683,472
Walt Disney Co.	12,774	1,498,390

(Cost $16,310,808)		17,045,952

Consumer Discretionary - 11.2%
Amazon.com, Inc.*	2,953	7,212,319
Aptiv PLC	1,780	134,123
Best Buy Co., Inc.	1,648	128,692
BorgWarner, Inc.(a)	1,442	46,360
eBay, Inc.	5,536	252,109
Gap, Inc.	1,648	14,667
General Motors Co.	8,916	230,746
H&R Block, Inc.(a)	1,442	24,514
Hanesbrands, Inc.(a)	2,575	25,390
Hasbro, Inc.	905	66,527
Hilton Worldwide Holdings, Inc.	2,060	163,379
Home Depot, Inc.	7,716	1,917,272
Kohl’s Corp.	1,133	21,776
L Brands, Inc.(a)	1,648	26,681
Las Vegas Sands Corp.	2,351	112,707
Leggett & Platt, Inc.(a)	927	28,357
Lowe’s Cos., Inc.	5,408	704,933
McDonald’s Corp.	5,320	991,222
MGM Resorts International	3,582	61,539
Newell Brands, Inc.(a)	2,616	34,400
NIKE, Inc., Class B	8,839	871,349
PulteGroup, Inc.	1,752	59,515
PVH Corp.	515	23,417
Ralph Lauren Corp.	351	26,504
Royal Caribbean Cruises Ltd.	1,204	62,451
Starbucks Corp.	8,329	649,579
Tapestry, Inc.	2,060	28,016
Target Corp.	3,582	438,186
Tiffany & Co.	794	101,735
TJX Cos., Inc.	8,498	448,355
VF Corp.	2,368	132,845
Whirlpool Corp.(a)	482	58,717
Yum! Brands, Inc.	2,163	194,086

(Cost $13,690,014)		15,292,468

Consumer Staples - 6.6%
Archer-Daniels-Midland Co.	4,074	160,149
Brown-Forman Corp., Class B(a)	1,327	87,489
Campbell Soup Co.	1,216	61,992
Coca-Cola Co.	27,253	1,272,170
Colgate-Palmolive Co.	6,055	437,958
Conagra Brands, Inc.	3,527	122,704
Constellation Brands, Inc., Class A	1,154	199,296
Costco Wholesale Corp.	3,127	964,586
General Mills, Inc.	4,329	272,900
Hershey Co.	1,085	147,213
Hormel Foods Corp.(a)	1,957	95,560
JM Smucker Co.	824	93,878
Kellogg Co.	1,823	119,060
Kraft Heinz Co.	4,582	139,614
Kroger Co.	5,845	190,664
McCormick & Co., Inc.	906	158,695
Molson Coors Beverage Co., Class B(a)	1,339	50,828
Mondelez International, Inc., Class A	10,192	531,207
PepsiCo, Inc.	9,865	1,297,741
Procter & Gamble Co.	17,644	2,045,293
Sysco Corp.	3,672	202,548
Tyson Foods, Inc., Class A	2,160	132,710
Walgreens Boots Alliance, Inc.	5,166	221,828

(Cost $9,242,595)		9,006,083

Energy - 2.8%
Apache Corp.	2,625	28,324
Baker Hughes Co.	4,718	77,894
Chevron Corp.	13,356	1,224,745
ConocoPhillips	7,717	325,503
Exxon Mobil Corp.	30,001	1,364,146
Halliburton Co.	6,541	76,857
Hess Corp.	1,854	88,009
Kinder Morgan, Inc.	14,150	223,570
Marathon Oil Corp.	5,466	29,189
Noble Energy, Inc.(a)	3,322	29,001
Occidental Petroleum Corp.(a)	6,474	83,838
ONEOK, Inc.	2,887	105,924
Schlumberger Ltd.	9,969	184,127

(Cost $4,877,450)		3,841,127

Financials - 10.0%
Aflac, Inc.	5,350	195,115
Allstate Corp.	2,248	219,877
American Express Co.	4,730	449,681
American International Group, Inc.	6,291	189,107
Ameriprise Financial, Inc.	927	129,845
Aon PLC, Class A	1,645	323,983
Assurant, Inc.	390	40,006

Bank of America Corp.	57,195	1,379,543
Bank of New York Mellon Corp.	5,840	217,073
BlackRock, Inc.	1,076	568,817
Capital One Financial Corp.	3,214	218,681
Cboe Global Markets, Inc.	824	87,723
Charles Schwab Corp.	7,953	285,592
Chubb Ltd.	3,185	388,379
Citigroup, Inc.	15,413	738,437
CME Group, Inc.	2,561	467,639
Comerica, Inc.	1,133	41,185
Discover Financial Services	2,266	107,658
E*TRADE Financial Corp.	1,546	70,405
Franklin Resources, Inc.(a)	2,060	38,872
Globe Life, Inc.	721	55,531
Goldman Sachs Group, Inc.	2,252	442,495
Hartford Financial Services Group, Inc.	2,575	98,597
Intercontinental Exchange, Inc.	3,931	382,290
Invesco Ltd.(a)	2,781	22,165
JPMorgan Chase & Co.	22,207	2,160,963
Lincoln National Corp.	1,510	57,274
MarketAxess Holdings, Inc.	271	137,828
Marsh & McLennan Cos., Inc.	3,582	379,405
MetLife, Inc.	5,425	195,354
Moody’s Corp.	1,142	305,382
Morgan Stanley	8,157	360,539
MSCI, Inc.	616	202,572
Nasdaq, Inc.	824	97,611
Northern Trust Corp.	1,545	122,070
PNC Financial Services Group, Inc.	3,065	349,533
Principal Financial Group, Inc.	1,854	71,601
Prudential Financial, Inc.	2,884	175,809
Raymond James Financial, Inc.	908	62,906
S&P Global, Inc.	1,723	560,009
State Street Corp.	2,488	151,668
Synchrony Financial	4,019	81,867
T. Rowe Price Group, Inc.	1,614	195,133
Travelers Cos., Inc.	1,860	198,983
Unum Group	1,442	21,846
Wells Fargo & Co.	27,117	717,787

(Cost $14,863,835)		13,764,836

Health Care - 14.7%
Abbott Laboratories	12,511	1,187,544
AbbVie, Inc.	12,445	1,153,278
Agilent Technologies, Inc.	2,184	192,498
Amgen, Inc.	4,203	965,429
Anthem, Inc.	1,785	524,986
Baxter International, Inc.	3,567	321,066
Becton Dickinson and Co.	2,088	515,590
Biogen, Inc.*	1,268	389,390
Boston Scientific Corp.*	9,885	375,531
Bristol-Myers Squibb Co.	16,567	989,381
Cardinal Health, Inc.	2,054	112,333
Cigna Corp.	2,626	518,162
CVS Health Corp.	9,185	602,260
Danaher Corp.	4,456	742,414
DaVita, Inc.*	628	50,843
Edwards Lifesciences Corp.*	1,455	326,968
Eli Lilly and Co.	5,988	915,865
Gilead Sciences, Inc.	8,944	696,112
Henry Schein, Inc.*	1,030	62,542
Humana, Inc.	946	388,475
Illumina, Inc.*	1,054	382,655
Incyte Corp.*	1,314	133,910
Laboratory Corp. of America Holdings*	713	125,003
McKesson Corp.	1,141	181,042
Medtronic PLC	9,483	934,834
Merck & Co., Inc.	18,062	1,457,965
Mettler-Toledo International, Inc.*	177	140,715
PerkinElmer, Inc.	760	76,357
Pfizer, Inc.	39,130	1,494,375
Quest Diagnostics, Inc.	948	112,129
Regeneron Pharmaceuticals, Inc.*	711	435,708
Thermo Fisher Scientific, Inc.	2,859	998,334
UnitedHealth Group, Inc.	6,716	2,047,373
Vertex Pharmaceuticals, Inc.*	1,815	522,647
Waters Corp.*	443	88,534

(Cost $18,538,634)		20,162,248

Industrials - 6.3%
A O Smith Corp.	933	44,317
Alaska Air Group, Inc.	824	28,173
Allegion PLC	634	63,210
American Airlines Group, Inc.(a)	2,676	28,098
AMETEK, Inc.	1,645	150,863
Caterpillar, Inc.	3,902	468,747
Cintas Corp.	618	153,239
CSX Corp.	5,451	390,183
Cummins, Inc.	1,056	179,098
Deere & Co.	2,266	344,704
Delta Air Lines, Inc.	4,206	106,033
Dover Corp.	1,030	100,167
Eaton Corp. PLC	2,987	253,596
Emerson Electric Co.	4,320	263,606
Expeditors International of Washington, Inc.	1,236	94,393
Fastenal Co.	4,068	167,846
FedEx Corp.	1,727	225,477
Flowserve Corp.	927	24,195
Fortive Corp.	2,095	127,753
Fortune Brands Home & Security, Inc.	922	56,205
General Electric Co.	61,314	402,833
Howmet Aerospace, Inc.	2,754	36,022
IDEX Corp.	515	82,076
IHS Markit Ltd.	2,901	201,503
Illinois Tool Works, Inc.	2,053	354,060
Johnson Controls International PLC	5,564	174,765

L3Harris Technologies, Inc.	1,557	310,544
Nielsen Holdings PLC	2,575	35,767
Norfolk Southern Corp.	1,845	328,945
PACCAR, Inc.	2,472	182,582
Parker-Hannifin Corp.	890	160,173
Pentair PLC	1,133	44,346
Republic Services, Inc.	1,545	132,036
Rockwell Automation, Inc.	824	178,116
Roper Technologies, Inc.	741	291,806
Snap-on, Inc.(a)	412	53,432
Stanley Black & Decker, Inc.	1,113	139,626
Trane Technologies PLC	1,746	157,507
Union Pacific Corp.	4,914	834,692
United Parcel Service, Inc., Class B	4,949	493,465
United Rentals, Inc.*(a)	525	72,917
Verisk Analytics, Inc.	1,160	200,309
W.W. Grainger, Inc.	311	96,292
Waste Management, Inc.	2,713	289,613
Westinghouse Air Brake Technologies Corp.	1,328	81,101
Xylem, Inc.	1,320	87,569

(Cost $8,792,120)		8,692,000

Information Technology - 27.3%
Accenture PLC, Class A	4,497	906,685
Adobe, Inc.*	3,429	1,325,651
Advanced Micro Devices, Inc.*	8,248	443,742
Akamai Technologies, Inc.*	1,145	121,141
ANSYS, Inc.*	618	174,894
Apple, Inc.	29,611	9,414,521
Arista Networks, Inc.*	382	89,182
Autodesk, Inc.*	1,539	323,775
Automatic Data Processing, Inc.	3,062	448,552
Cisco Systems, Inc.	30,195	1,443,925
Corning, Inc.	5,665	129,105
DXC Technology Co.	1,854	26,345
Hewlett Packard Enterprise Co.	9,360	90,886
HP, Inc.	10,682	161,726
Intel Corp.	30,842	1,940,887
Intuit, Inc.	1,836	533,028
Juniper Networks, Inc.	2,472	59,971
Keysight Technologies, Inc.*	1,339	144,786
KLA Corp.	1,133	199,363
Lam Research Corp.	1,011	276,680
Mastercard, Inc., Class A	6,292	1,893,200
Micron Technology, Inc.*	7,812	374,273
Microsoft Corp.	54,078	9,909,794
Motorola Solutions, Inc.	1,239	167,674
NortonLifeLock, Inc.	4,109	93,603
NVIDIA Corp.	4,323	1,534,751
QUALCOMM, Inc.	8,063	652,135
salesforce.com, Inc.*	6,267	1,095,409
Seagate Technology PLC	1,751	92,873
TE Connectivity Ltd.	2,292	186,225
Texas Instruments, Inc.	6,604	784,159
Visa, Inc., Class A(a)	12,141	2,370,409
Xerox Holdings Corp.	1,339	21,263

(Cost $32,535,711)		37,430,613

Materials - 2.4%
Air Products and Chemicals, Inc.	1,553	375,282
Ball Corp.	2,369	168,815
CF Industries Holdings, Inc.	1,545	45,377
Corteva, Inc.	5,235	142,968
Eastman Chemical Co.	927	63,110
Ecolab, Inc.	1,758	373,715
FMC Corp.	927	91,226
Freeport-McMoRan, Inc.	10,775	97,729
International Flavors & Fragrances, Inc.(a)	754	100,425
International Paper Co.	2,679	91,220
Linde PLC	3,799	768,690
LyondellBasell Industries NV, Class A	1,854	118,211
Martin Marietta Materials, Inc.	426	81,830
Mosaic Co.	2,555	30,890
Newmont Corp.	5,857	342,459
Packaging Corp. of America	648	65,714
PPG Industries, Inc.	1,631	165,824
Sealed Air Corp.	1,049	33,673
Vulcan Materials Co.	927	100,413
Westrock Co.	1,751	49,133

(Cost $3,168,089)		3,306,704

Real Estate - 2.9%
Alexandria Real Estate Equities, Inc. REIT	829	127,434
American Tower Corp. REIT	3,119	805,232
Apartment Investment and Management Co., Class A REIT	1,030	37,976
AvalonBay Communities, Inc. REIT	1,009	157,414
Boston Properties, Inc. REIT	1,032	88,731
CBRE Group, Inc., Class A*	2,451	107,795
Digital Realty Trust, Inc. REIT	1,832	263,002
Duke Realty Corp. REIT	2,674	92,200
Equinix, Inc. REIT	625	436,019
Equity Residential REIT	2,512	152,127
Essex Property Trust, Inc. REIT	490	118,957
Federal Realty Investment Trust REIT	515	41,154
Healthpeak Properties, Inc. REIT(a)	3,578	88,162
Host Hotels & Resorts, Inc. REIT	5,143	61,407
Iron Mountain, Inc. REIT(a)	1,957	50,412
Kimco Realty Corp. REIT(a)	2,884	32,041
Mid-America Apartment Communities, Inc. REIT	824	95,881
Prologis, Inc. REIT	5,221	477,721
Regency Centers Corp. REIT	1,248	53,402
Simon Property Group, Inc. REIT	2,241	129,306
SL Green Realty Corp. REIT(a)	618	26,030
UDR, Inc. REIT	2,139	79,100
Ventas, Inc. REIT	2,715	94,889

Vornado Realty Trust REIT	1,122	40,628
Welltower, Inc. REIT	2,982	151,098
Weyerhaeuser Co. REIT	5,253	106,058

(Cost $4,335,935)		3,914,176

Utilities - 3.2%
AES Corp.	4,633	57,866
American Electric Power Co., Inc.	3,465	295,391
American Water Works Co., Inc.	1,260	160,020
CMS Energy Corp.	2,109	123,545
Dominion Energy, Inc.	5,791	492,293
DTE Energy Co.	1,342	144,359
Duke Energy Corp.(a)	5,168	442,536
Entergy Corp.	1,416	144,177
Eversource Energy	2,355	197,113
Exelon Corp.	6,968	266,944
NextEra Energy, Inc.	3,478	888,838
NiSource, Inc.	2,575	61,362
NRG Energy, Inc.	1,854	66,837
PPL Corp.	5,358	149,703
Public Service Enterprise Group, Inc.	3,682	187,929
Sempra Energy	1,958	247,315
WEC Energy Group, Inc.	2,187	200,614
Xcel Energy, Inc.	3,678	239,180

(Cost $4,431,767)		4,366,022

TOTAL COMMON STOCKS (Cost $130,786,958)		136,822,229

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)

(Cost $23,040)	23,040	23,040

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)

(Cost $175,527)	175,527	175,527

TOTAL INVESTMENTS - 99.9% (Cost $130,985,525)		$137,020,796
Other assets and liabilities, net - 0.1%		148,222

NET ASSETS - 100.0%		$137,169,018

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
4,434	18,606(d)	—	—	—	378	—	23,040	23,040
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
5,888	2,785,727	(2,616,088)	—	—	2,229	—	175,527	175,527

10,322	2,804,333	(2,616,088)	—	—	2,607	—	198,567	198,567

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $2,861,109, which is 2.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,905,031.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

REIT:	Real Estate Investment Trust

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	2	$269,062	$304,200	6/19/2020	$35,138

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$136,822,229	$—	$—	$136,822,229
Short-Term Investments(f)	198,567	—	—	198,567
Derivatives(g)
Futures Contracts	35,138	—	—	35,138

TOTAL	$137,055,934	$—	$0	$137,055,934

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.